Equipment, Net (Details) - Schedule of depreciation for equipment, net $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Cost:
Balance at beginning
Additions	35
Balance at ending	35
Accumulated depreciation:
Balance at beginning
Depreciation for the year	3
Balance at ending	3
Depreciated cost	$ 32